COMMITMENTS (Details Narrative) - IPO [Member] - Pono Capital Corp [Member] - USD ($)		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Purchased shares of placement units	10,000,000
Proceeds from initial public offering	$ 100,000,000
Deferred underwriting fees	3,450,000
Underwriting fees	$ 1,950,000
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Purchased shares of placement units	1,500,000
Percentage of underwriting discount		2.00%
Proceeds from initial public offering		$ 2,300,000
Percentage of deferred fee		3.00%
Deferred underwriting fees		$ 3,450,000
Underwriting rebatement	$ 350,000